Accumulated retained earnings (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Retained Earnings
Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method

	Million of euros
	2018	2017	2016
Restricted reserves	2,580	2,880	2,686
Legal reserve	1,624	1,614	1,459
Own shares	902	1,212	1,173
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	11	11	11
Unrestricted reserves	12,100	11,368	11,285
Voluntary reserves (*)	5,737	6,904	7,192
Consolidation reserves attributable to the Bank	6,363	4,464	4,093
Reserves of subsidiaries	37,593	36,862	34,568
Reserves of entities accounted for using the equity method	917	725	465
	53,190	51,835	49,004

(*)    In accordance with the commercial regulations in force in Spain.

Schedule of Reserves of subsidiaries based on the companies' contribution to the Group

	Million of euros
	2018	2017	2016
Banco Santander (Brasil) S.A. (Consolidated Group)	10,755	9,874	8,993
Santander UK Group	8,207	7,724	6,887
Group Santander Holdings USA.	4,260	4,150	4,091
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	3,436	3,229	3,255
Banco Santander - Chile	2,963	2,764	2,630
Santander Consumer Finance Group	2,841	2,465	2,027
Banco Santander Totta, S.A. (Consolidated Group)	2,729	2,821	2,593
Santander Bank Polska S.A.	1,387	1,093	967
Santander Seguros y Reaseguros, Compañía Aseguradora, S.A.	714	638	824
Banco Santander (Suisse) SA.	369	381	354
Santander Investment, S.A.	208	202	349
Banco Santander Río S.A.	(82)	1,639	1,326
Cartera Mobiliaria, S.A., SICAV	—	—	377
Exchange differences, consolidation adjustments and other companies (*)	(194)	(118)	(105)
	37,593	36,862	34,568

Of which, restricted	2,964	2,777	2,730

(*)    Includes the charge relating to cumulative exchange differences in the transition to International Financial Reporting Standards.